Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Scheduled Maturities of Advances and Notes Payable

As of December 31, 2015, the scheduled maturities of these long term borrowings are as follows:

Year ending December 31,
(dollars in thousands)
2017	$13
2018	—
2019	9,534
2020	—
2021	—
Thereafter	—

Total	$9,547